Annual Total Returns[BarChart] - ProShares Ultra Health Care - None	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	5.04%	18.02%	38.33%	94.57%	52.07%	7.97%	(8.94%)	46.01%	5.39%	38.91%